Segment Reporting - Schedule of Reportable Segments and Corporate (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2023
Segment Reporting [Line Items]
Cash	$ 250,879	$ 221,742
Accounts receivable,Net	5,000	10,000
Prepaid expenses and other current assets	159,078	260,921
Intangible Assets, net	25,258	28,043
Goodwill	0	0	$ 5,415
Total Assets	12,127,759	18,141,947
Accounts payable and accrued liabilities	5,064,691	5,285,765
Deferred revenue	98,511	118,862
Convertible Notes, net of debt discount and issuance costs	1,569,977	383,374
Total Liabilities	8,389,637	9,069,238
Total segment assets – continuing operations			1,951,697
Assets of discontinued operations		16,190,250	16,190,250
Total consolidated assets			18,141,947
Total segment liabilities – continuing operations			7,577,169
Liabilities of discontinued operations			1,492,069
Total consolidated liabilities			9,069,238
Other Operating Segment [Member]
Segment Reporting [Line Items]
Cash	250,879
Accounts receivable,Net	5,000
Deposits and other assets
Prepaid expenses and other current assets	159,078
Intangible Assets, net	25,258
Goodwill
All other assets	11,687,544
Total Assets	12,127,759
Accounts payable and accrued liabilities	5,064,691
Note payable, net of debt discount and issuance costs	197,374
Deferred revenue	98,511
All other Liabilities	3,029,061
Total Liabilities	8,389,637
Other Operating Segment [Member] | Vocal, Inc. [Member]
Segment Reporting [Line Items]
Cash	87,041	124,605
Accounts receivable,Net
Deposits and other assets
Prepaid expenses and other current assets	18,686	93,731
Intangible Assets, net
Goodwill
All other assets	87,040
Total Assets	192,767	218,336
Accounts payable and accrued liabilities	325,936	385,191
Note payable, net of debt discount and issuance costs	90,175	66,228
Deferred revenue	98,511	118,862
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities	514,622	570,281
Other Operating Segment [Member] | OG Collection [Member]
Segment Reporting [Line Items]
Cash	28,983	5,772
Accounts receivable,Net
Deposits and other assets
Prepaid expenses and other current assets	23,117
Intangible Assets, net
Goodwill
All other assets	39,960
Total Assets	92,060	5,772
Accounts payable and accrued liabilities	7,011	250
Note payable, net of debt discount and issuance costs	81,853
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities	88,864	250
Other Operating Segment [Member] | Corporate [Member]
Segment Reporting [Line Items]
Cash	134,855	91,365
Accounts receivable,Net	5,000
Deposits and other assets
Prepaid expenses and other current assets	117,275	167,190
Intangible Assets, net	25,258	28,043
Goodwill
All other assets	11,560,544	1,430,991
Total Assets	11,842,932	1,727,589
Accounts payable and accrued liabilities	4,731,744	4,900,324
Note payable, net of debt discount and issuance costs	25,346	54,902
Deferred revenue
Convertible Notes, net of debt discount and issuance costs		383,374
All other Liabilities	3,029,061	1,668,038
Total Liabilities	$ 7,786,151	7,006,638
Other Operating Segment [Member] | Total [Member]
Segment Reporting [Line Items]
Cash		221,742
Prepaid expenses and other current assets		260,921
Intangible Assets, net		28,043
Goodwill
All other assets		1,430,991
Total Assets		1,951,697
Accounts payable and accrued liabilities		5,285,765
Note payable, net of debt discount and issuance costs		121,130
Deferred revenue		118,862
Convertible Notes, net of debt discount and issuance costs		383,374
All other Liabilities		1,668,038
Total Liabilities		7,577,169
Previously Reported [Member]
Segment Reporting [Line Items]
Cash		221,742	15,490
Accounts receivable,Net		10,000	2,000
Deposits and other assets			83,616
Prepaid expenses and other current assets		260,921
Intangible Assets, net		28,043	103,550
Goodwill		0	5,415
Total Assets		18,141,947	2,262,349
Accounts payable and accrued liabilities		5,285,764	8,450,804
Deferred revenue		118,862	146,950	$ 266,037
Convertible Notes, net of debt discount and issuance costs		383,374	1,216,158
Total Liabilities		9,069,238	12,560,669
Previously Reported [Member] | Other Operating Segment [Member]
Segment Reporting [Line Items]
Cash		221,742
Accounts receivable,Net		10,000
Prepaid expenses and other current assets		260,921
Intangible Assets, net		28,043
All other assets		1,430,991
Total Assets		1,951,697
Accounts payable and accrued liabilities		5,285,765
Note payable, net of debt discount and issuance costs		121,130
Deferred revenue		118,862
Convertible Notes, net of debt discount and issuance costs		383,374
All other Liabilities		1,668,038
Total Liabilities		7,577,169
Previously Reported [Member] | Other Operating Segment [Member] | Vocal, Inc. [Member]
Segment Reporting [Line Items]
Accounts receivable,Net
Previously Reported [Member] | Other Operating Segment [Member] | OG Collection [Member]
Segment Reporting [Line Items]
Cash			1,319
Accounts receivable,Net
Deposits and other assets
Intangible Assets, net
Goodwill
All other assets
Total Assets			1,319
Accounts payable and accrued liabilities			17,447
Note payable, net of debt discount and issuance costs
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities			17,447
Previously Reported [Member] | Other Operating Segment [Member] | Corporate [Member]
Segment Reporting [Line Items]
Cash			9,019
Accounts receivable,Net		10,000	2,000
Deposits and other assets			83,616
Intangible Assets, net			103,550
Goodwill			5,415
All other assets			2,052,278
Total Assets			2,255,878
Accounts payable and accrued liabilities			7,925,983
Note payable, net of debt discount and issuance costs			859,304
Deferred revenue
Convertible Notes, net of debt discount and issuance costs			1,216,158
All other Liabilities			1,798,758
Total Liabilities			11,800,203
Previously Reported [Member] | Other Operating Segment [Member] | Total [Member]
Segment Reporting [Line Items]
Cash			15,490
Accounts receivable,Net		10,000	2,000
Deposits and other assets			83,616
Intangible Assets, net			103,550
Goodwill			5,415
All other assets			2,052,278
Total Assets			2,262,349
Accounts payable and accrued liabilities			8,450,804
Note payable, net of debt discount and issuance costs			947,999
Deferred revenue			146,950
Convertible Notes, net of debt discount and issuance costs			1,216,158
All other Liabilities			1,798,758
Total Liabilities			12,560,669
Previously Reported [Member] | Other Operating Segment [Member] | Vocal [Member]
Segment Reporting [Line Items]
Cash		124,605	5,152
Accounts receivable,Net
Deposits and other assets
Prepaid expenses and other current assets		93,731
Intangible Assets, net
Goodwill
All other assets
Total Assets		218,336	5,152
Accounts payable and accrued liabilities		385,191	507,374
Note payable, net of debt discount and issuance costs		66,228	88,695
Deferred revenue		118,862	146,950
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities		$ 570,281	$ 743,019